Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information Line Items
Entity Registrant Name	CF Acquisition Corp. VIII
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Registration Statement registers for resale up to 2,739,089 shares of Class A common stock of CF Acquisition Corp. VIII (“CF VIII” and, following consummation of the Business Combination, the “Combined Entity”), par value $0.0001 per share, by the selling securityholders named in this prospectus (or their permitted transferees) (the “Selling Securityholders”). Pursuant to an Agreement and Plan of Merger, dated October 9, 2022 (as the terms and conditions therein may be amended, modified or waived from time to time, the “Merger Agreement”), by and among CF VIII, Sierra Merger Sub Inc., a Delaware corporation and direct wholly owned subsidiary of CF VIII (“Merger Sub”), BTC International Holdings, Inc., a Delaware corporation (“BTC International”), and XBP Europe, Inc., a Delaware corporation and direct wholly owned subsidiary of BTC International (“XBP Europe”), Merger Sub will be merged with and into XBP Europe (the “Merger”, and the transactions contemplated by the Merger Agreement, including the Merger, the “Business Combination”), upon which each share of CF VIII Class A common stock, par value $0.0001 per share, and each share of CF VIII Class B common stock, par value $0.0001 per share, will constitute common stock of a single class, par value $0.0001 per share, in the Combined Entity.In the event the conditions precedent to the consummation of the Business Combination are not satisfied or waived, CF VIII will seek to withdraw this Registration Statement prior to its effectiveness. CF VIII intends to seek effectiveness of this Registration Statement immediately prior to the consummation of the Business Combination.
Entity Central Index Key	0001839530
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE